Guarantor Statements (Statement Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	$ 117.1	$ 276.1	$ 219.7
Net cash provided by operating activities from discontinued operations	226.2	564.1	693.5
Net cash provided by operating activities	343.3	840.2	913.2
Cash flows from investing activities
Purchases of property, plant and equipment	(75.9)	(81.8)	(73.7)
Proceeds from sales of property, plant and equipment	4.2	4.6	19.6
Business acquisitions, net of cash acquired		(304.7)
Other investing activities, net	(0.5)	(2.8)	(1.1)
Net cash provided (used) by investing activities from continuing operations	1,474.6	(353.8)	150.8
Net cash used by investing activities from discontinued operations	(201.9)	(1,248.7)	(1,042.2)
Net cash provided (used) by investing activities	1,272.7	(1,602.5)	(891.4)
Cash flows from financing activities
Proceeds from issuance of debt	19.6	315.6	485.0
Payment of debt	(1,075.9)	(257.7)	(1,093.6)
Payment of debt issuance costs	(0.4)	(7.0)	(9.3)
Net cash (used) provided by financing activities from continuing operations	(1,399.3)	(288.4)	(733.0)
Net cash (used) provided by financing activities from discontinued operations	110.4	871.4	881.7
Net cash (used) provided by financing activities	(1,288.9)	583.0	148.7
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation	(0.4)	(0.4)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(6.6)	3.1	(1.3)
Net change in cash, cash equivalents and restricted cash	320.1	(176.6)	169.2
Cash, cash equivalents and restricted cash, beginning of period	270.1	465.2	643.2
Cash, cash equivalents and restricted cash, end of period	552.5	270.1	465.2
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	(312.9)	638.2	(380.3)
Net cash provided by operating activities from discontinued operations	3.6	8.8	9.7
Net cash provided by operating activities	(309.3)	647.0	(370.6)
Cash flows from investing activities
Purchases of property, plant and equipment	(35.6)	(38.7)	(35.6)
Proceeds from sales of property, plant and equipment	0.7	0.2	0.1
Business acquisitions, net of cash acquired		(304.7)
Other investing activities, net			(1.0)
Net cash provided (used) by investing activities from continuing operations	(34.9)	(343.2)	(36.5)
Net cash used by investing activities from discontinued operations	(6.0)	(8.8)	(9.7)
Net cash provided (used) by investing activities	(40.9)	(352.0)	(46.2)
Cash flows from financing activities
Proceeds from issuance of debt	520.0	250.0	491.5
Payment of debt	(52.3)	(214.9)	(863.8)
Payment of debt issuance costs	(0.4)	(5.9)	(9.3)
Payment of cash dividends to parent	(374.2)	(350.8)	(97.2)
Advances related to intercompany transactions	527.7	(54.2)	985.1
Purchase of non-controlling interest		(12.6)
Payment of contingent consideration			(3.1)
Net cash (used) provided by financing activities from continuing operations	620.8	(388.4)	503.2
Net cash (used) provided by financing activities	620.8	(388.4)	503.2
Net change in cash, cash equivalents and restricted cash	270.6	(93.4)	86.4
Cash, cash equivalents and restricted cash, beginning of period	6.0	99.4	13.0
Cash, cash equivalents and restricted cash, end of period	276.6	6.0	99.4
SB/RH [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	223.7	444.0	394.0
Net cash provided by operating activities from discontinued operations	128.8	203.6	207.6
Net cash provided by operating activities	352.5	647.6	601.6
Cash flows from investing activities
Purchases of property, plant and equipment	(75.9)	(81.8)	(73.5)
Proceeds from sales of property, plant and equipment	4.2	4.6	0.9
Business acquisitions, net of cash acquired		(304.7)
Other investing activities, net	(0.5)	(2.8)	(1.3)
Net cash provided (used) by investing activities from continuing operations	(72.2)	(384.7)	(73.9)
Net cash used by investing activities from discontinued operations	(27.0)	(31.9)	(24.5)
Net cash provided (used) by investing activities	(99.2)	(416.6)	(98.4)
Cash flows from financing activities
Proceeds from issuance of debt	539.6	265.6	498.9
Payment of debt	(69.3)	(229.2)	(871.0)
Payment of debt issuance costs	(0.4)	(5.9)	(9.3)
Payment of cash dividends to parent	(374.2)	(350.8)	(97.2)
Purchase of non-controlling interest		(12.6)
Payment of contingent consideration			(3.1)
Net cash (used) provided by financing activities from continuing operations	95.7	(332.9)	(481.7)
Net cash (used) provided by financing activities from discontinued operations	(4.8)	(3.4)	2.8
Net cash (used) provided by financing activities	90.9	(336.3)	(478.9)
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation		(0.4)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(7.0)	3.1	(1.4)
Net change in cash, cash equivalents and restricted cash	337.2	(102.6)	22.9
Cash, cash equivalents and restricted cash, beginning of period	168.2	270.8	247.9
Cash, cash equivalents and restricted cash, end of period	505.4	168.2	270.8
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	43.5	149.0	408.4
Net cash provided by operating activities from discontinued operations	5.6	15.5	4.3
Net cash provided by operating activities	49.1	164.5	412.7
Cash flows from investing activities
Purchases of property, plant and equipment	(13.0)	(11.7)	(11.3)
Proceeds from sales of property, plant and equipment	0.1	0.3
Other investing activities, net	(0.2)	(2.5)	(0.3)
Net cash provided (used) by investing activities from continuing operations	(13.1)	(13.9)	(11.6)
Net cash used by investing activities from discontinued operations	(5.6)	(12.4)	(4.3)
Net cash provided (used) by investing activities	(18.7)	(26.3)	(15.9)
Cash flows from financing activities
Payment of debt		0.3
Advances related to intercompany transactions	(33.4)	(135.9)	(402.9)
Net cash (used) provided by financing activities from continuing operations	(33.4)	(135.6)	(402.9)
Net cash (used) provided by financing activities from discontinued operations		(0.3)
Net cash (used) provided by financing activities	(33.4)	(135.9)	(402.9)
Net change in cash, cash equivalents and restricted cash	(3.0)	2.3	(6.1)
Cash, cash equivalents and restricted cash, beginning of period	4.8	2.5	8.6
Cash, cash equivalents and restricted cash, end of period	1.8	4.8	2.5
Nonguarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	809.9	(140.7)	(123.1)
Net cash provided by operating activities from discontinued operations	22.5	11.1	7.8
Net cash provided by operating activities	832.4	(129.6)	(115.3)
Cash flows from investing activities
Purchases of property, plant and equipment	(27.3)	(31.4)	(26.6)
Proceeds from sales of property, plant and equipment	3.4	4.1	0.9
Other investing activities, net	(0.3)	(0.3)
Net cash provided (used) by investing activities from continuing operations	(24.2)	(27.6)	(25.7)
Net cash used by investing activities from discontinued operations	(15.4)	(10.7)	(10.6)
Net cash provided (used) by investing activities	(39.6)	(38.3)	(36.3)
Cash flows from financing activities
Proceeds from issuance of debt	19.6	15.6	7.4
Payment of debt	(17.0)	(14.6)	(7.2)
Advances related to intercompany transactions	(714.1)	155.8	92.6
Net cash (used) provided by financing activities from continuing operations	(711.5)	156.8	92.8
Net cash (used) provided by financing activities from discontinued operations	(4.7)	(3.1)	2.8
Net cash (used) provided by financing activities	(716.2)	153.7	95.6
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation		(0.4)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(7.0)	3.1	(1.4)
Net change in cash, cash equivalents and restricted cash	69.6	(11.5)	(57.4)
Cash, cash equivalents and restricted cash, beginning of period	157.4	168.9	226.3
Cash, cash equivalents and restricted cash, end of period	227.0	157.4	168.9
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used) provided by operating activities from continuing operations	(316.8)	(202.5)	489.0
Net cash provided by operating activities from discontinued operations	97.1	168.2	185.8
Net cash provided by operating activities	(219.7)	(34.3)	674.8
Cash flows from investing activities
Proceeds from sales of property, plant and equipment			(0.1)
Net cash provided (used) by investing activities from continuing operations			(0.1)
Net cash used by investing activities from discontinued operations			0.1
Cash flows from financing activities
Advances related to intercompany transactions	219.8	34.3	(674.8)
Net cash (used) provided by financing activities from continuing operations	219.8	34.3	(674.8)
Net cash (used) provided by financing activities from discontinued operations	(0.1)
Net cash (used) provided by financing activities	$ 219.7	$ 34.3	$ (674.8)